INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF TAX EFFECT OF SIGNIFICANT TEMPORARY DIFFERENCES REPRESENTING DEFERRED TAX ASSETS AND LIABILITIES

At December 31, 2022 and 2021, the tax effect of significant temporary differences representing deferred tax assets and liabilities are as follows:

	Year Ended December 31,
(Amounts in 000’s)	2022	2021
Net deferred tax asset (liability):
Allowance for doubtful accounts	$29	$44
Accrued expenses	192	143
Right of use asset	800	7,919
Right of use liability	(706)	(7,388)
Net operating loss carry forwards	21,127	18,253
Property, equipment & intangibles	(3,315)	(2,998)
Stock based compensation	175	209
Self-Insurance Reserve	20	40
Interest Expense	1,862	2,300
Total deferred tax assets	20,184	18,522
Valuation allowance	(20,184)	(18,522)
Net deferred tax liability	$—	$—

SCHEDULE OF DIFFERENCES BETWEEN INCOME TAXES COMPUTED AT THE FEDERAL STATUTORY RATE AND THE PROVISION FOR INCOME TAXES

The items accounting for the differences between income taxes computed at the federal statutory rate and the provision for income taxes are as follows:

	Year Ended December 31,
	2022	2021
Federal income tax at statutory rate	21.0%	21.0%
State and local taxes	2.2%	(2.6)%
Nondeductible expenses	(1.3)%	(1.7)%
Change in valuation allowance	(21.6)%	(16.7)%
Effective tax rate	—%	—%